Patents and Trademarks, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
	December 31, 2013	December 31, 2012

Patents and Trademarks	$777,593	$803,687
Less: Accumulated Amortization	(281,985)	(252,380)

Net	$495,608	$551,307